Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Income [Abstract]
Interest income	$ 99,203	$ 77,147	$ 28,494	$ 4
Government grants	4,853	3,774	7,133	4,296
Other miscellaneous income			159	20,534
Total other income	$ 104,056	$ 80,921	$ 35,786	$ 24,834